 John Hancock Funds III

John Hancock Disciplined Value Mid Cap Fund (the fund)

Supplement dated March 1, 2019 to the current Summary Prospectus, as may be supplemented

Effective March 11, 2019, all classes of shares offered by the fund are reopened to new investors. Accordingly, effective March 11, 2019, all information related to the fund being closed to new investors is removed from the Summary Prospectus.

You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference.